EQ ADVISORS TRUST

SUPPLEMENT DATED DECEMBER 31, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2010, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about changes to (i) the investment objective, principal investment strategy and benchmark of the EQ/Core Bond Index Portfolio; (ii) the strategies of the Index Allocated Portion of each of the EQ/Franklin Core Balanced Portfolio and the EQ/Global Bond PLUS Portfolio; and (iii) portfolio manager changes to the EQ/PIMCO Ultra Short Bond Portfolio and the EQ/BlackRock International Value Portfolio.

Information Regarding

EQ/Core Bond Index Portfolio

Effective on or about February 15, 2011, the EQ/Core Bond Index Portfolio (“Core Bond Index Portfolio”) will undergo (1) a change to its investment objective from seeking to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Bond Index”) to seeking to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index; (2) a corresponding change to the Portfolio’s principal investment strategy; and (3) a change to its benchmark index from the Barclays Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. As a result of these changes, the Core Bond Index Portfolio may experience higher portfolio turnover than normal and higher related transactions costs.

Effective on or about February 15, 2011, the information in the “Investment Objective” section of the Prospectus is deleted in its entirety and replaced with the following information:

Investment Objective: Seeks to achieve a total return, before expenses, that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

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Effective on or about February 15, 2011, information in the first and second paragraphs of the “Investments, Risks, and Performance – Principal Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following information:

Principal Investment Strategy: Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.

In seeking to achieve the Portfolio’s investment objective, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Intermediate Government Credit Index. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Portfolio may not track the performance of the Intermediate Government Credit Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued. The Adviser may also purchase or sell futures contracts (which is a form of derivatives contract) on fixed income securities in lieu of investment directly in fixed-income securities themselves.

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Effective on or about February 15, 2011, information in the “Investments, Risks, and Performance – Principal Risks” section of the Prospectus, regarding “Mortgage-Backed and Asset-Backed Securities Risk” is deleted.

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Effective on or about February 15, 2011, information in the “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” section of the Prospectus is deleted in its entirety and replaced with the following information:

Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Core Bond Index Portfolio – Class IA Shares	2.96%	0.76%	4.03%

EQ/Core Bond Index Portfolio – Class IB Shares	2.70%	0.50%	3.83%

Barclays Capital Intermediate U.S. Government/Credit Index+	5.24%	4.66%	5.92%

Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

+	Effective February 15, 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

EQ/Franklin Core Balanced Portfolio

Effective on or about February 15, 2011, the EQ/Franklin Core Balanced Portfolio (“Franklin Core Balanced Portfolio”) will undergo (1) a change in the strategy for one of the portions of the Index Allocated Portion of the Portfolio from seeking to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Bond Index”) to the Barclays Capital Intermediate U.S. Government/Credit Index, and (2) a change in the Portfolio’s benchmark index from the Barclays Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. As a result of these changes, the Franklin Core Balanced Portfolio may experience higher portfolio turnover than normal and higher related transactions costs.

Effective on or about February 15, 2011, the seventh paragraph of the “Investments, Risks, and Performance – Principal Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following information:

The Index Allocated Portion of the Portfolio is comprised of two strategies, one of which seeks to track the performance (before fees and expenses) of the S&P 500 Index (the “S&P 500”) with minimal tracking error, and a second component which seeks to invest in securities comprising the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”). Generally, each portion of the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

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Effective on or about February 15, 2011, information in the “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” section of the Prospectus is deleted in its entirety and replaced with the following information:

Average Annual Total Returns

	One Year	Since Inception (September 15, 2006)
EQ/Franklin Core Balanced Portfolio – Class IA Shares	30.97%	-1.22%

EQ/Franklin Core Balanced Portfolio – Class IB Shares	30.62%	-1.49%

S&P 500 Index	26.46%	-2.88%

Barclays Capital Intermediate U.S. Government/Credit Index+	5.24%	5.94%

Barclays Capital U.S. Aggregate Bond Index	5.93%	6.18%

+	Effective February 15, 2011, the Portfolio changed its secondary benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed this benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

EQ/Global Bond PLUS Portfolio

Effective on or about February 15, 2011, the EQ/Global Bond PLUS Portfolio (“Global Bond PLUS Portfolio”) will undergo a change in the strategy of the Index Allocated Portion from seeking to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Bond Index”) to the Barclays Capital Intermediate U.S. Government/Credit Index. As a result of this change, the Global Bond PLUS Portfolio may experience higher portfolio turnover than normal and higher related transactions costs.

Effective on or about February 15, 2011, the sixth and seventh paragraphs of the “Investments, Risks, and Performance – Principal Investment Strategy” section of the Prospectus are deleted in their entirety and replaced with the following information:

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”) with minimal tracking error. The Intermediate Government Credit Index covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each segment of the Intermediate Government Credit Index, such as government bonds and corporate issues that represent key index characteristics. The Index Allocated Portion also may invest in other instruments that provide comparable exposure to the index, such as futures and options contracts and other derivatives. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Intermediate Government Credit Index of approximately 0.95 before expenses.

Information Regarding

EQ/BlackRock International Value Portfolio

Effective December 24, 2010, James A. Macmillan of BlackRock International Limited (“BlackRock International”) will no longer serve as a portfolio manager to the EQ/BlackRock International Value Portfolio (“International Value Portfolio”). As of that time, Brian Hall will be added as a portfolio manager to the International Value Portfolio. Effective December 24, 2010, information regarding James A. Macmillan in the “Who Manages the Portfolio – Adviser: BlackRock International Limited – Portfolio Managers” section of the Summary Prospectus is deleted and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Brian Hall, CFA	Vice President and Research Analyst	December 2010

Effective December 24, 2010, information regarding James A. Macmillan contained in the “Management of the Trust – The Advisers – BlackRock International Limited” section of the Prospectus is deleted. The information regarding the portfolio managers is deleted and replaced with the following information:

Alex H. McDougall, Robert Weatherston and Brian Hall are jointly and primarily responsible for the day-to-day management of the EQ/BlackRock International Value Portfolio and are responsible for the selection of its investments.

Alex H. McDougall has been a Director of BlackRock, Inc. since 2006 and served as a Director of Merrill Lynch Investment Managers, L.P. from 2002 to 2006. Mr. McDougal has more than 5 years of portfolio management responsibility.

Robert Weatherston has been a Director of, and Portfolio Manager with, BlackRock, Inc., since October 2006. Prior thereto, he was a Director of MLIM since 2005 and was a Vice President from 1999 to 2005. Mr. Weatherston has more than 5 years of portfolio management responsibility.

Brian Hall, CFA, Vice President and research analyst of BlackRock, Inc. is a member of the European Equity Style Diversified team within the Fundamental Equity division of BlackRock’s Portfolio Management Group. He is responsible for research coverage of the industrials sector. Prior to joining BlackRock in 2007, Mr. Hall was with Lehman Brothers, where he was a director responsible for equity research on the European Capital Goods team from 1999 to 2007.

Information Regarding

EQ/PIMCO Ultra Short Bond Portfolio

Effective January 3, 2011, Paul A. McCulley of Pacific Investment Management Company LLC (“PIMCO”) will no longer serve as a portfolio manager to the EQ/PIMCO Ultra Short Bond Portfolio (“Ultra Short Bond Portfolio”). At that time, Jerome Schneider will be added as a portfolio manager to the Ultra Short Bond Portfolio. Effective January 3, 2011, information regarding Paul McCulley in the “Who Manages the Portfolio – Adviser: Pacific Investment Management Company, LLC. (“PIMCO”) – Portfolio Manager” section of the Summary Prospectus is deleted and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Jerome Schneider	Executive Vice President PIMCO	January 2011

Effective January 3, 2011, information regarding Paul McCulley contained in the “Management of the Trust – The Advisers – Pacific Investment Management Company, LLC. (“PIMCO”) section of the Prospectus is deleted and replaced with the following information regarding Jerome Schneider.

Jerome Schneider, is responsible for the day-to-day management of the Portfolio. Mr. Schneider is also Executive Vice President of PIMCO. He joined PIMCO in 2008 as a portfolio manager. Prior to joining PIMCO, he served as a Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Information Regarding

EQ/Core Bond Index Portfolio, EQ/Franklin Core Balanced Portfolio

and EQ/Global Bond PLUS Portfolio

Effective on or about February 15, 2011, the “More Information on Strategies, Risks and Benchmarks - Benchmarks” section of the Prospectus is revised to include the following information regarding the Barclays Capital Intermediate U.S. Government/Credit Index.

Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged, market value weighted index composed of over 3,500 publicly issued corporate and U.S. government debt securities rated investment grade with maturities of 1-10 years and at least $250 million par outstanding.

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